Note 15 - Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning property, plant and equipment		$ 236,639
Ending property, plant and equipment		258,220		$ 236,639
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		116,556		116,556
Ending property, plant and equipment		112,105		116,556	$ 116,556
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		47,787		47,787
Ending property, plant and equipment		49,245		47,787	47,787
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		14,736		14,736
Ending property, plant and equipment		16,555		14,736	14,736
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]			31,050
Ending property, plant and equipment	[1]	29,888			31,050
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment				26,510
Ending property, plant and equipment		50,427			26,510
Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment				236,639
Ending property, plant and equipment		258,220			236,639
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		752,273		707,150	667,809
Additions				49,753	47,221
Transfers and disposals				(4,630)	(7,880)
Transfers and disposals				(4,630)	(7,880)
Ending property, plant and equipment				752,273	707,150
Gross carrying amount [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		136,303		127,763
Additions		10,384	[2]	10,465
Transfers and disposals		41		(1,925)
Transfers and disposals		41		(1,925)
Ending property, plant and equipment		146,728		136,303	127,763
Gross carrying amount [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		90,762		76,671
Additions		7,933	[2]	4,453
Transfers and disposals		(1,364)		9,638
Transfers and disposals		(1,364)		9,638
Ending property, plant and equipment		97,331		90,762	76,671
Gross carrying amount [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		137,302		132,146
Additions		4,209	[2]	5,066
Transfers and disposals		1,999		90
Transfers and disposals		1,999		90
Ending property, plant and equipment		143,510		137,302	132,146
Gross carrying amount [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	297,240		299,037
Additions	[1]	272	[2]	3,073
Transfers and disposals	[1]	(3,751)		(4,870)
Transfers and disposals	[1]	(3,751)		(4,870)
Ending property, plant and equipment	[1]	293,761		297,240	299,037
Gross carrying amount [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		45,543		32,192
Additions		26,955	[2]	24,164
Transfers and disposals		(1,555)		(10,813)
Transfers and disposals		(1,555)		(10,813)
Ending property, plant and equipment		70,943		45,543	32,192
Gross carrying amount [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		707,150		667,809
Additions		49,753	[2]	47,221
Transfers and disposals		(4,630)		(7,880)
Transfers and disposals		(4,630)		(7,880)
Ending property, plant and equipment		752,273		707,150	667,809
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(494,053)		(470,511)	(416,725)
Transfers and disposals				3,034	5,919
Depreciation and amortization				(26,576)	(30,931)
Transfers and disposals				3,034	5,919
Impairment					(28,774)
Ending property, plant and equipment				(494,053)	(470,511)
Accumulated depreciation, amortisation and impairment [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(19,747)		(7,545)
Transfers and disposals		156		153
Depreciation and amortization		(15,032)		(12,355)
Transfers and disposals		156		153
Impairment
Ending property, plant and equipment		(34,623)		(19,747)	(7,545)
Accumulated depreciation, amortisation and impairment [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(42,975)		(37,007)
Transfers and disposals		1,340		1,021
Depreciation and amortization		(6,451)		(6,989)
Transfers and disposals		1,340		1,021
Impairment
Ending property, plant and equipment		(48,086)		(42,975)	(37,007)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(122,566)		(89,086)
Transfers and disposals		(1,743)		572
Depreciation and amortization		(2,646)		(5,278)
Transfers and disposals		(1,743)		572
Impairment				(28,774)
Ending property, plant and equipment		(126,955)		(122,566)	(89,086)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	(266,190)		(265,811)
Transfers and disposals	[1]	2,909		3,999
Depreciation and amortization	[1]	(592)		(4,378)
Transfers and disposals	[1]	2,909		3,999
Impairment	[1]
Ending property, plant and equipment	[1]	(263,873)		(266,190)	(265,811)
Accumulated depreciation, amortisation and impairment [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(19,033)		(17,276)
Transfers and disposals		372		174
Depreciation and amortization		(1,855)		(1,931)
Transfers and disposals		372		174
Impairment
Ending property, plant and equipment		(20,516)		(19,033)	(17,276)
Accumulated depreciation, amortisation and impairment [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(470,511)		(416,725)
Transfers and disposals		3,034		5,919
Depreciation and amortization		(26,576)		(30,931)
Transfers and disposals		3,034		5,919
Impairment				(28,774)
Ending property, plant and equipment		$ (494,053)		$ (470,511)	$ (416,725)

[1]	Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.
[2]	Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.